Label	Element	Value
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Mercer Opportunistic Fixed Income Fund
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2026
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include AFFE, which are included above.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2026).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Adviser Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.53%	[1],[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[3]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%	[4]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.19%	[2],[5]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.01%	[5]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,427
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.53%	[1],[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[3]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%	[4]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.94%	[2],[5]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.76%	[5]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,138
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.53%	[1],[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[3]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%	[4]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.84%	[2],[5]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.66%	[5]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	448
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,020
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.53%	[1],[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[3]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%	[4]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%	[2],[5]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.51%	[5]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	366
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 842

[1]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[2]	The “Management Fees” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.76% to 0.53% effective as of July 1, 2026.
[3]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
[4]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other funds, including business development companies. AFFE are based on estimated amounts for the current fiscal year.
[5]	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include AFFE, which are included above.